BORROWINGS	12 Months Ended
Dec. 31, 2014
BORROWINGS
BORROWINGS

11. BORROWINGS

	At December 31, 2013	At December 31, 2014
	$	$
Bank borrowings	929,904,076	859,812,259

Analysis as:
Short-term	588,765,154	655,925,862
Long-term, current portion	136,449,641	37,201,847

Subtotal for short-term	725,214,795	693,127,709
Long-term, non-current portion	142,653,448	103,611,101
Borrowings from non-banking institutions	62,035,833	63,073,449

Analysis as:
Short-term	53,297,709	14,708,285
Long-term, current portion	—	17,676,744
Long-term, non-current portion	8,738,124	30,688,420

Total	929,904,076	859,812,259

           As of December 31, 2014, the Company had contractual bank credit facilities of $760,604,494, of which $64,585,507 has been drawn down with the due dates beyond December 31, 2015, $521,811,874 has been drawn down with the due dates before December 31, 2015 and $174,207,112 was available for draw down upon demand. In addition, as of December 31, 2014, the Company also had non-binding bank credit facilities of $416,020,871, of which $352,410,374 has been drawn down with the due dates before December 31, 2015 and $63,610,497 was subject to banks' discretion upon request for additional drawn down.

           As of December 31, 2014, short-term borrowings of $194,070,677 and long-term borrowings of $58,968,175 were secured by property, plant and equipment with carrying amounts of $202,198,318, inventories of $49,715,280, prepaid land use rights of $5,248,225 and project assets of $80,616,777.

a)        Short-term

           The Company's short-term borrowings consist of the following:

	At December 31, 2013	At December 31, 2014
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	69,840,000	120,772,338
Short-term bank borrowings secured by inventories	32,905,247	35,881,746
Short-term bank borrowings guaranteed by Dr. Shawn Qu	30,161,927	57,419,443
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	108,781,908	91,270,262
Short-term bank borrowings secured by project assets	28,035,954	45,148,851
Short-term bank borrowings secured by bank notes	36,420,800	—
Unsecured short-term borrowings	282,619,318	305,433,222
Long-term borrowings due within one year
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	19,926,520	5,033,502
Long-term borrowings due within one year secured by project assets	49,821,157	586,630
Long-term borrowings due within one year secured by restricted cash	—	19,400,000
Unsecured long-term borrowings due within one year	66,701,964	12,181,715

	725,214,795	693,127,709
Borrowings from non-banking institutions
Long-term borrowings due within one year secured by project assets	—	16,149,686
Unsecured long-term borrowings due within one year	—	1,527,059
Unsecured short-term borrowings	53,297,709	14,708,284

	53,297,709	32,385,029

Total	778,512,504	725,512,738

           The average interest rate on short-term borrowings was 4.67% and 4.63% per annum for the years ended December 31, 2013 and 2014, respectively. The short-term borrowings are repayable within one year.

b)        Long-term

           The Company's long-term borrowings consist of the following:

	At December 31, 2013	At December 31, 2014
	$	$
Bank borrowings
Unsecured long-term bank borrowings	62,664,031	50,162,122
Long-term bank borrowings secured by project assets	60,589,417	43,748,979
Long-term bank borrowings secured by restricted cash	19,400,000	9,700,000
Borrowings from non-banking institutions
Long-term borrowings secured by project assets	7,590,000	15,219,196
Unsecured long-term borrowings	1,148,124	15,469.224

Total	151,391,572	134,299,521

           The average interest rate on long-term borrowings was 6.15% and 6.32% per annum for the years ended December 31, 2013 and 2014, respectively.

           Future principal repayment on the long-term borrowings are as follows:

2015	54,878,591
2016	57,778,769
2017	36,450,149
2018	7,304,681
2019 and thereafter	32,765,922

Total	189,178,112
Less: future principal repayment related to long-term borrowings, current portion	(54,878,591)

Total long-term portion	$134,299,521

           On October 29, 2011, CSI Cells Co., Ltd. entered into a syndicated loan agreement with local Chinese commercial banks, denominated in RMB. The latest renewed total credit facility under this agreement equaled $73,165,550. The facility bears the base interest rate published by People's Bank of China for the same maturity for RMB denominated borrowings and the interest under both tranches is due quarterly in arrears. Outstanding borrowings under this agreement equaled $61,640,791 at December 31, 2014, which requires repayment of $11,524,759, $25,229,613, and $24,886,419 in 2015, 2016, and 2017 respectively. The borrowing under the agreement is guaranteed by CSI Solar Power (China) Inc., Canadian Solar Manufacturing (Luoyang) Inc. and Canadian Solar Manufacturing (Changshu) Inc. The agreement does not contain any financial covenants or restrictions.

           On October 28, 2013, CSI Cells Co., Ltd., entered into a loan agreement, denominated in RMB, with a state-owned trust company about research of solar photovoltaic technology. The total credit facility under this agreement equaled $1,143,978, which requires repayment of $1,148,124 in 2016. The loan is free of interest and does not contain any financial covenants or restrictions.

           On June 26, 2012, Canadian Solar Japan K.K. entered into a loan agreement with a Japanese bank for working capital, denominated in Japanese yen. The latest renewed total credit facility under the agreement equaled $267,191, which has a maturity of 36 months. Outstanding borrowings under this agreement were $267,191 at December 31, 2014, which requires the repayment of $267,191 in 2015. The borrowing bears a fixed rate of 0.9% and does not contain any financial covenants or restrictions.

           On February 28 2013, Canadian Solar Japan K.K. entered into a loan agreement with a Japanese bank for working capital, denominated in Japanese yen. The latest renewed total credit facility under this agreement equaled $435,855. The facility bears a fixed rate of 1.45% per year and requires repayment of $32,480 each month. The outstanding borrowings under this agreement equaled $435,855 at December 31, 2014, which requires repayment of $389,765, and $46,090 in 2015 and 2016 respectively. The agreement does not contain any financial covenants or restrictions.

           On May 20, 2013, CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd., the Company's 100% owned subsidiaries, entered into a loan agreement with a local Chinese bank, denominated in RMB, for construction of a solar power project in China. The latest renewed total credit facility under this agreement equaled $36,035,300 which requires repayment of $3,186,795, $3,105,083, $3,105,083, $3,268,508 and $23,369,831 in 2015, 2016, 2017, 2018, 2019 and thereafter, respectively. Interest is due quarterly in arrears. The outstanding balance as of December 31, 2014 equaled $36,035,300, which was guaranteed by CSI Solar Power (China) Inc. and secured by the project assets of Tumushuke CSI New Energy Development Co., Ltd. The borrowing bears a floating rate equal to the base interest rate published by People's Bank of China with the same maturities, which was 6.550% as of December 31, 2014 for loans of more than 5 years. The borrowing also contains financial covenants which require that the ratio of liabilities to assets of CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd. shall not exceed 75%. As at December 31, 2014, the Company met all the requirements of the financial covenants.

           On November 25, 2013, Canadian Solar International Limited entered into a loan agreement with a Chinese commercial bank overseas branch, denominated in U.S. dollars, for general working capital purposes. Outstanding borrowings under this agreement were $29,100,000 at December 31, 2014, which requires repayment of $19,400,000, and $9,700,000 in 2015 and 2016 respectively. The borrowing bears a floating interest rate equal to LIBOR+1.8% and the agreement does not contain any financial covenants or restrictions.

           On December 4, 2013, Canadian Solar International Project 1 Limited, the Company's 100% owned subsidiary, entered into a loan agreement with, denominated in U.S. dollars, Harvest North Star Capital. The total credit facility under this agreement was $40,000,000 and will be used to finance the development of several ground-mounted solar power projects in Japan. Outstanding borrowings under this agreement equaled $34,335,015 at December 31, 2014, which requires repayment of $17,676,744 and $16,658,271 in 2015 and 2016 respectively. The loan is secured by project assets and guaranteed by Canadian Solar Inc. and bears 12.5% per annum rate. The agreement does not contain any financial covenants or restrictions.

           On Aug 28, 2013, CSI Solar Power (China) Inc. entered into a financing agreement, denominated in RMB, with China Development Bank, Suzhou Branch, or CDB, pursuant to which CDB agreed to provide $7,517,568, in long-term construction financing for the construction of solar power projects in Suzhou National New and High-tech Industrial Development Zone. Outstanding borrowings under this agreement equaled $7,517,568 at December 31, 2014, which requires repayment of $1,143,978, $1,143,978, $1,143,978, $1,143,978, and $2,941,656 in 2015, 2016, 2017, 2018, 2019 and thereafter, respectively. The loan is secured by project assets and guaranteed by Canadian Solar Inc. and bears 6.55% per annum rate. The borrowing also contains financial covenants which require that the ratio of liabilities to assets of CSI Solar Power (China) Inc. shall not exceed 80% and the annual consolidated revenue shall exceed RMB 5 billion. As at December 31, 2014, the Company met all the requirements of the financial covenants.

           On Nov 14, 2013, CSI Photovoltaic Energy (Sihong) Inc., the Company's 100% owned subsidiary, entered into a financing agreement, denominated in RMB, with CDB, pursuant to which CDB agreed to provide $5,229,613, in long-term construction financing to us for the construction of solar power projects in Sihong, Jiangsu. Outstanding borrowings under this agreement equaled $5,229,613 at December 31, 2014, which requires repayment of $702,729, $751,757, $751,757, $784,442, and $2,238,928 in 2015, 2016, 2017, 2018, 2019 and thereafter, respectively. The loan is secured by project assets and guaranteed by CSI Solar Power (China) Inc. and bears 6.878% per annum rate. The borrowing also contains financial covenants which require that the ratio of liabilities to assets of CSI Photovoltaic Energy (Sihong) Inc. shall not exceed 75%. As at December 31, 2014, the Company met all the requirements of the financial covenants.

           On Jun 25, 2014, CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. entered into a financing agreement, denominated in RMB, with Jiangsu Haixin Energy Development Co., Ltd., or Haixin, pursuant to which Haixin agreed to provide $44,124,857, in long-term construction financing for the construction of solar power projects and production line construction in Yancheng, Jiangsu. The facility is composed of two tranches. The first tranche has a credit limit of $24,513,809, which requires repayment within three years and was for working capital purposes. The second tranche has a credit limit of $19,611,048 for the expansion of solar cell production capacity. As of December 31, 2014, CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. has drawn $6,684,524 and $6,201,647 respectively from the first and the second tranche. Both of the tranches are free of security and interest and the agreement does not contain any financial covenants or restrictions. The total outstanding borrowings under this agreement equaled $12,886,171 at December 31, 2014, which requires repayment of $6,201,647, $2,228,175, and $4,456,349 in 2017, 2018, 2019 and thereafter respectively. The agreement does not contain any financial covenants or restrictions.

           On Feb 25, 2014, Glenarm LP,2172839 Ontario Corp, the Company's 100% owned subsidiary, entered into a financing agreement, denominated in Canadian dollars, with Natixis Bank, pursuant to which Natixis Bank agreed to provide $585,630, in long-term construction financing for the construction of solar power projects. Outstanding borrowings under this agreement were $585,630 at December 31, 2014, which requires repayment of $585,630 in 2015. The loan is secured by project assets and bears 3.750% per annum rate. The agreement does not contain any financial covenants or restrictions.

c)        Interest expense

           The Company capitalized interest costs incurred into the Company's project assets or property, plant and equipment as follows during the years ended December 31, 2012, 2013 and 2014:

	Years Ended December 31
	2012	2013	2014
	$	$	$
Interest capitalized—project assets	4,631,569	17,292,847	10,304,555
Interest capitalized—property, plant and equipment	670,374	347,791	203,067
Interest expense	53,304,640	46,244,456	48,905,848

Total interest incurred	58,606,583	63,885,094	59,413,470